Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	1,597,585	2,768,346
Balance at Dec. 31, 2018	$ 29,069,974	$ 618	$ 18,644,683	$ (53,679,873)	$ (5,964,598)
Net loss				(846,832)	(846,832)
Balance (in shares) at Dec. 31, 2019	1,597,585	2,768,346
Balance at Dec. 31, 2019	$ 29,069,974	$ 618	18,644,683	(54,526,705)	(6,811,430)
Net loss				(748,962)	(748,962)
Balance (in shares) at Mar. 31, 2020	1,597,585	2,768,346
Balance at Mar. 31, 2020	$ 29,069,974	$ 618	18,644,683	(55,275,667)	(7,560,392)
Balance (in shares) at Dec. 31, 2019	1,597,585	2,768,346
Balance at Dec. 31, 2019	$ 29,069,974	$ 618	18,644,683	(54,526,705)	(6,811,430)
Net loss				(3,783,388)	(3,783,388)
Balance (in shares) at Dec. 31, 2020		9,231,737
Balance at Dec. 31, 2020		$ 923	63,774,920	(58,310,093)	5,465,750
Net loss				(949,300)	(949,300)
Balance (in shares) at Mar. 31, 2021		9,231,737
Balance at Mar. 31, 2021		$ 923	$ 63,774,920	$ (59,259,393)	$ 4,516,450